1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Communications - 5.3%
Advertising & Marketing - 5.3%
Interpublic Group of Companies, Inc. (The)	49,950	$ 1,647,851

Consumer Discretionary - 5.5%
Retail - Discretionary - 5.5%
Home Depot, Inc. (The)	4,775	1,685,384

Consumer Staples - 11.5%
Food - 5.4%
Ingredion, Inc.	15,400	1,656,578

Retail - Consumer Staples - 6.1%
Kroger Company (The)	41,250	1,903,275

Financials - 21.4%
Banking - 4.8%
JPMorgan Chase & Company	8,500	1,482,060

Institutional Financial Services - 5.3%
CME Group, Inc.	7,950	1,636,428

Insurance - 0.4%
F&G Annuities & Life, Inc.	2,645	118,602

Specialty Finance - 10.9%
Fidelity National Financial, Inc.	35,750	1,788,572
First American Financial Corporation	26,200	1,581,170
		3,369,742
Health Care - 4.3%
Health Care Facilities & Services - 4.3%
UnitedHealth Group, Inc.	2,625	1,343,318

Industrials - 14.7%
Aerospace & Defense - 4.3%
Lockheed Martin Corporation	3,075	1,320,436

Commercial Support Services - 5.3%
Republic Services, Inc.	9,550	1,634,196

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Transportation Equipment - 5.1%
Cummins, Inc.	6,650	$ 1,591,345

Materials - 10.5%
Chemicals - 5.6%
Celanese Corporation	11,950	1,748,165

Containers & Packaging - 4.9%
Packaging Corporation of America	9,100	1,509,508

Real Estate - 2.0%
REITs - 2.0%
Crown Castle, Inc.	5,750	622,437

Technology - 5.5%
Technology Services - 5.5%
Mastercard, Inc. - Class A	3,770	1,693,597

Utilities - 4.0%
Electric Utilities - 4.0%
NextEra Energy, Inc.	21,100	1,237,093

Total Common Stocks (Cost $18,303,083)		$ 26,200,015

MONEY MARKET FUNDS - 15.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.22% (a) (Cost $4,857,237)	4,857,237	$ 4,857,237

Total Investments at Value - 100.4% (Cost $23,160,320)		$ 31,057,252

Liabilities in Excess of Other Assets - (0.4%)		(117,262)

Net Assets - 100.0%		$ 30,939,990

(a)	The rate shown is the 7-day effective yield as of January 31, 2024.